Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 29, 2022
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
First Trust High Income Strategic Focus ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information:

1.	Footnote (1) to the section entitled “Summary Information – Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the prospectus is replaced in its entirety with the following:

First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2023. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after March 1, 2023 upon 60 days’ written notice.